Annual Total Returns[BarChart] - Invesco FTSE RAFI Developed Markets ex-US ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.35%)	15.59%	23.45%	(6.19%)	(4.83%)	6.51%	24.78%	(15.12%)	17.81%	3.08%